Award Timing Disclosure	12 Months Ended
May 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee’s policy is to avoid granting stock options while the Company is in possession of material nonpublic information.